Key management personnel	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Key management personnel
24    Key management personnel
Key management personnel compensation
comprises:

	2022	2021	2020
	US$	US$	US$
Short-term employee benefits	13,979,139	14,081,625	12,564,637
Post-employment benefits	634,363	744,951	1,172,727
Share-based payments	11,165,439	11,601,866	13,514,588

Total	25,778,941	26,428,442	27,251,952

Key Management Personnel (KMP) includes the roles which have the authority and responsibility for planning, directing and controlling the activities of BHP. These are
Non-executive
Directors, the CEO, the Chief Financial Officer, the President Minerals Australia, the President Minerals Americas and the Senior Executive Officer (i.e. President Petroleum until 31 May 2022).
Transactions and outstanding loans/amounts with key management personnel
There were no purchases by key management personnel from the Group during FY2022 (2021: US$ nil; 2020: US$ nil).
There were no amounts payable by key management personnel at 30 June 2022 (2021: US$ nil; 2020: US$ nil).
There were no loans receivable from or payable to key management personnel at 30 June 2022 (2021: US$ nil; 2020: US$ nil).
Transactions with personally related entities
A number of Directors of the Group hold or have held positions in other companies (personally related entities) where it is considered they control or significantly influence the financial or operating policies of those entities. There were no reportable transactions with those entities and no amounts were owed by the Group to personally related entities at 30 June 2022 (2021: US$ nil; 2020: US$ nil).
For more information on remuneration and transactions with key management personnel, refer to the Remuneration Report under Governance.